PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution Moderately
Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 5 .0%
18,147  Schwab U.S. TIPS
ETF
$ 946,547
3 .0
10,688  Vanguard Long-Term
Treasury ETF
633,157
2 .0
Total Exchange-Traded
Funds
(Cost $1,633,922)
1,579,704
5 .0
MUTUAL FUNDS : 95 .1%
Affiliated Investment Companies : 95 .1%
173,604  Voya Global Bond
Fund - Class R6
1,260,362
4 .0
230,307  Voya High Yield Bond
Fund - Class R6
1,584,512
5 .0
837,067  Voya Intermediate
Bond Fund - Class R6
7,265,741
22 .9
257,870  Voya Large Cap Value
Portfolio - Class R6
1,632,316
5 .1
84,648
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
474,027
1 .5
69,772  Voya Multi-Manager
International Equity
Fund - Class I
723,541
2 .3
75,819  Voya Multi-Manager
International Factors
Fund - Class I
725,583
2 .3
47,588  Voya Multi-Manager
Mid Cap Value Fund
- Class I
494,435
1 .5
13,507  Voya Russell Large
Cap Growth Index
- Class I
958,756
3 .0
372,400  Voya Short Term Bond
Fund - Class R6
3,452,144
10 .9
42,609  Voya Small Company
Fund - Class R6
648,516
2 .0
221,320  Voya U.S. Stock Index
Portfolio - Class I
4,351,153
13 .7
300,431  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
2,830,057
8 .9
115,804  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
3,179,972
10 .0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
6,712  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 641,925
2 .0
Total Mutual Funds
(Cost $30,084,322)
30,223,040
95 .1
Total Long-Term
Investments
(Cost $31,718,244)
31,802,744
100 .1
Total Investments in
Securities
(Cost $31,718,244) $ 31,802,744 100 .1
Liabilities in Excess
of Other Assets (40,183) (0.1)
Net Assets $ 31,762,561 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution Moderately
Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,579,704 $ — $ — $ 1,579,704
Mutual Funds 30,223,040 — — 30,223,040
Total Investments, at fair value $ 31,802,744 $ — $ — $ 31,802,744
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 1,239,386 $ 90,442 $ (48,102) $ (21,364) $ 1,260,362 $ 13,615 $ (10,352) $ —
Voya High Yield Bond Fund - Class
R6
1,575,399 69,883 (63,337) 2,567 1,584,512 27,073 (9,343) —
Voya Intermediate Bond Fund -
Class R6
7,060,458 544,607 (289,396) (49,928) 7,265,741 81,601 (39,299) —
Voya Large Cap Value Portfolio -
Class R6
— 1,570,973 (13,268) 74,611 1,632,316 — 105 —
Voya MidCap Opportunities
Portfolio - Class R6
476,992 10,143 (43,317) 30,209 474,027 — 15,875 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
629,404 27,384 (613,245) (43,543) — — 50,050 —
Voya Multi-Manager International
Equity Fund - Class I
700,117 21,983 (24,152) 25,593 723,541 — 3,673 —
Voya Multi-Manager International
Factors Fund - Class I
711,362 14,732 (36,837) 36,326 725,583 — (664) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
469,360 10,143 (30,446) 45,378 494,435 — (2,264) —
Voya Russell Large Cap Growth
Index - Class I
1,301,798 25,277 (362,330) (5,989) 958,756 — 139,682 —
Voya Short Term Bond Fund -
Class R6
3,346,870 231,266 (106,022) (19,970) 3,452,144 38,607 (2,208) —
Voya Small Company Fund - Class
R6
655,024 21,855 (34,496) 6,133 648,516 — 1,610 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
1,555,351 24,951 (1,696,078) 115,776 — — (48,942) —
Voya U.S. Stock Index Portfolio -
Class I
2,067,749 2,195,785 (162,776) 250,395 4,351,153 — 22,607 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
3,034,591 201,098 (417,958) 12,326 2,830,057 — (69,397) —
VY
®
Invesco Comstock Portfolio -
Class I
639,179 9,980 (678,255) 29,096 — — (5,444) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
3,153,737 67,621 (207,927) 166,541 3,179,972 — (9,037) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
971,010 18,514 (382,877) 35,278 641,925 — 69,962 —
$ 29,587,787 $ 5,156,637 $ (5,210,819) $ 689,435 $ 30,223,040 $ 160,896 $ 106,614 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Solution Moderately
Conservative Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,235,284
Gross Unrealized Depreciation (1,150,784)
Net Unrealized Appreciation $ 84,500